NONVESTED SHARES	12 Months Ended
Dec. 31, 2019
NONVESTED SHARES
NONVESTED SHARES

14.          NONVESTED SHARES

In 2013, the Company granted 711,571 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from two to four years.

In 2014, the Company granted 2,800,300 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from three to four years.

In 2015, the Company granted 3,154,800 nonvested to certain officers and employees. These nonvested shares vest over a period from three months to four years.

In 2016, the Company granted 296,000 nonvested to certain officers and employees. These nonvested shares vest over a period from three months to four years.

In 2017, the Company granted 272,000 nonvested to certain officers and employees. These nonvested shares vest over a period of four years.

In 2018, the Company granted 244,000 nonvested to certain officers and employees. These nonvested shares vest over a period of four years.

In 2019, the Company granted 1,829,000 nonvested to certain officers and employees. The nonvested shares of 280,000 vest over a period of two years and nonvested shares of 1,549,000 vest immediately.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2019	548,780	$5.07
Granted	1,829,000	$0.54
Forfeited	(104,476)	$1.52
Vested	(1,813,304)	$0.54
Outstanding at December 31, 2019	460,000	$5.74

The total fair value of shares vested during the years ended December 31, 2017, 2018 and 2019 was $808,  $379 and $972,  respectively.

For the years ended December 31, 2017, 2018 and 2019, the Group recorded share-based compensation expenses of $1,768,  $384 and $1,995 related to the nonvested shares, respectively. As of December 31, 2019, there was $327 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted-average period of 1.82 years.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Year ended December 31,
	2017	2018	2019

Fulfillment	$214	$47	$238
Selling and marketing	456	99	408
General and administrative	1,195	259	1,414
Total	$1,865	$405	$2,060